Payments, by Government - 12 months ended Jun. 30, 2023 - ZAR (R) R in Millions		Taxes	Royalties	Fees	Total Payments
Total		R 553	R 543	R 35	R 1,131
SOUTH AFRICA
Total		553	484	12	1,049
PAPUA NEW GUINEA
Total	[1]		59	23	82
Avgold Limited [Member]
Total			9	1	10
Avgold Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total			9		9
Avgold Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total				1	1
Chemwes (Proprietary) Limited [Member]
Total		8	1	1	10
Chemwes (Proprietary) Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total		8	1		9
Chemwes (Proprietary) Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total				1	1
Covalant Water Company (Proprietary) Limited [Member]
Total		7		1	8
Covalant Water Company (Proprietary) Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total		7			7
Covalant Water Company (Proprietary) Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total				1	1
Freegold (Harmony) (Proprietary) Limited [Member]
Total		37	63	3	103
Freegold (Harmony) (Proprietary) Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total		37	63		100
Freegold (Harmony) (Proprietary) Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total				3	3
Golden Core Trade and Invest (Proprietary) Limited [Member]
Total		202	155	1	358
Golden Core Trade and Invest (Proprietary) Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total		202	155		357
Golden Core Trade and Invest (Proprietary) Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total				1	1
Harmony Gold Mining Company Limited [Member]
Total		20	62	2	84
Harmony Gold Mining Company Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total		20	62		82
Harmony Gold Mining Company Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total				2	2
Harmony Moab Khotsong Operations (Proprietary) Limited [Member]
Total		179	123	1	303
Harmony Moab Khotsong Operations (Proprietary) Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total		179	123		302
Harmony Moab Khotsong Operations (Proprietary) Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total				1	1
Kalahari Goldridge Mining Company Limited [Member]
Total			9		9
Kalahari Goldridge Mining Company Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total			9		9
Randfontein Estates Limited [Member]
Total		10	62	1	73
Randfontein Estates Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total		10	62		72
Randfontein Estates Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total				1	1
Tswelopele Beneficiation Operation (Proprietary) Limited [Member]
Total		90		1	91
Tswelopele Beneficiation Operation (Proprietary) Limited [Member] | SOUTH AFRICA | South African Revenue Service [Member]
Total		R 90			90
Tswelopele Beneficiation Operation (Proprietary) Limited [Member] | SOUTH AFRICA | National Nuclear Regulator [Member]
Total				1	1
Morobe Consolidated Goldfields Limited [Member]
Total			59	23	82
Morobe Consolidated Goldfields Limited [Member] | PAPUA NEW GUINEA | Papua New Guinea Internal Revenue [Member]
Total			R 59	R 23	R 82

[1]
When payments are maid in A$ or Kina, they were converted into Rand using the weighted average of exchange rates during the reporting period. The weighted average exchange rate for the period from July 1, 2022 to June 30, 2023 were 1R = 0.0837A$ and 1A$ = 2.3772Kina.